LOANS FROM RELATED PARTIES (Details Narrative) - USD ($)						12 Months Ended
	Aug. 18, 2022	Jun. 29, 2022	Jun. 16, 2022	Mar. 18, 2022	Dec. 10, 2021	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Proceeds from issuance of common stock						$ 6,200,000	$ 2,000,000
Repayment of debt						89,200	25,070
Proceeds from related party							75,000
Cohen Enterprises [Member]
Related Party Transaction [Line Items]
Related party advances received		$ 25,000
Cohen Enterprises Inc [Member]
Related Party Transaction [Line Items]
Equity ownership interest			80.00%
Cohen Enterprises Inc [Member]
Related Party Transaction [Line Items]
Issuance of shares			8,000,000
Proceeds from issuance of common stock			$ 90,000
Repayment of debt	$ 25,000						89,200
Proceeds from related party						$ 0	89,200
Imputed interest percentage						8.00%
Related party transaction purchases						$ 8,232
Zip Doctor Inc [Member]
Related Party Transaction [Line Items]
Related party advances received					$ 70
Repayment of debt						$ 0	$ 70
Imputed interest percentage						8.00%
Stock Purchase Agreement [Member]
Related Party Transaction [Line Items]
Related party advances received				$ 50,000	$ 39,200	$ 89,200
Repayment of debt			$ 89,200